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DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
DFA Two-Year Global Fixed Income Portfolio
Investment Objective
The investment objective of the DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the Two-Year Global Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO INSTITUTIONAL CLASS [1]
Management Fee	0.14%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.15% to 0.14% effective as of February 28, 2020.

EXAMPLE
This Example is meant to help you compare the cost of investing in the Two-Year Global Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	17	55	96	217

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO | INSTITUTIONAL CLASS | USD ($)	17	55	96	217

PORTFOLIO TURNOVER
The Two-Year Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Two-Year Global Portfolio’s performance. During the most recent fiscal year, the Two-Year Global Portfolio’s portfolio turnover rate was 59% of the average value of its investment portfolio.
Principal Investment Strategies
The Two-Year Global Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in three years or less from the date of settlement. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, Dimensional Fund Advisors LP (the “Advisor”) expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets to gain exposure to issuers of at least three different countries, one of which may be the United States. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Portfolio between the date a foreign currency forward contract is entered into and the date it expires. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The Two-Year Global Portfolio may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Two-Year Global Portfolio that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Two-Year Global Portfolio hedges foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Two-Year Global Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Two-Year Global Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Two-Year Global Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Two-Year Global Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Two-Year Global Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Two-Year Global Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of the Two-Year Global Portfolio are concentrated in one or a few investors.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Two-Year Global Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Two-Year Global Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Two-Year Global Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the Two-Year Global Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the Two-Year Global Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
DFA Two-Year Global Fixed Income Portfolio Institutional Class Shares—Total Returns

January 2010-December 2019
Highest Quarter	Lowest Quarter
0.99% (1/19–3/19)	-0.30% (10/15–12/15)

Annualized Returns (%) Periods ending December 31, 2019
Average Annual Total Returns - DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO	1 Year	5 Years	10 Years
INSTITUTIONAL CLASS	2.87%	1.39%	1.14%
INSTITUTIONAL CLASS | Return After Taxes on Distributions	1.95%	0.82%	0.60%
INSTITUTIONAL CLASS | Return After Taxes on Distributions and Sale of Portfolio Shares	1.70%	0.82%	0.65%
FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms (reflects no deductions for fees, expenses, or taxes on sales)	2.98%	1.49%	1.18%